Cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Cash Flow Statement [Abstract]
Summary of an analysis of net debt and the movements in net debt
This section sets out an analysis of net debt and the movements in net debt for 2025 and 2024

€million	2025	2024
Cash and cash equivalents	1,075	3,521
Borrowings—repayable within one year	(798)	(273)
Borrowings—repayable after one year	(5,507)	(4,247)
Lease liabilities—repayable within one year	(76)	(19)
Lease liabilities—repayable after one year	(559)	(32)

Net debt 1	(5,865)	(1,050)

€million	2025	2024
Cash and cash equivalents	1,075	3,521
Borrowings—floating rates	(1,155)	(10)
Borrowings—fixed interest rates	(5,150)	(4,510)
Lease liabilities—repayable within one year	(76)	(19)
Lease liabilities—repayable after one year	(559)	(32)

Net debt 1	(5,865)	(1,050)

1	Reconstituted to include current and non-current lease liabilities.

Schedule of net debt reconciliation

€million	Cash and cash equivalents	Borrowings repayable within one year	Borrowings repayable after one year	Lease liabilities repayable within one year	Lease liabilities repayable after one year	Total
Net debt as at 1 January 2025	3,521	(273)	(4,247)	(19)	(32)	(1,050)
Additions through business combinations (Note 4)	769	—	(2,631)	(61)	(560)	(2,483)
Cash flows (net)	(2,887)	2,906	(2,149)	40	20	(2,070)
Foreign exchange adjustments	(328)	—	89	3	9	(227)
Transfers (see Note 29)	—	(3,427)	3,427	(34)	34	—
Other non-cash movements*	—	(4)	4	(5)	(30)	(35)

Net debt as at 31 December 2025	1,075	(798)	(5,507)	(76)	(559)	(5,865)

* related to loan origination costs and leases

€million	Cash and cash equivalents	Borrowings repayable within one year	Borrowings repayable after one year	Lease liabilities repayable within one year	Lease liabilities repayable after one year	Total
Net debt as at 1 January 2024	2,907	(716)	(3,443)	(16)	(23)	(1,291)
Cash flows (net)	472	717	(1,034)	4	22	181
Foreign exchange adjustments	142	—	(42)	(2)	—	98
Transfers (see Note 29)	—	(273)	273	(8)	8	—
Other non-cash movements*	—	(1)	(1)	3	(39)	(38)

Net debt as at 31 December 2024	3,521	(273)	(4,247)	(19)	(32)	(1,050)

* related to loan origination costs and leases

€million	Cash and cash equivalents	Borrowings repayable within one year	Borrowings repayable after one year	Lease liabilities repayable within one year	Lease liabilities repayable after one year	Total
Net debt as at 1 January 2023	1,047	(719)	(3,629)	(15)	(30)	(3,346)
Cash flows (net)	1,983	706	—	4	18	2,711
Foreign exchange adjustments	(123)	—	36	1	—	(86)
Transfers	—	(700)	150	(9)	9	(550)
Other non-cash movements*	—	(3)	—	3	(20)	(20)

Net debt as at 31 December 202 3	2,907	(716)	(3,443)	(16)	(23)	(1,291)

*	related to loan origination costs and leases